Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,001,000
Previously Paid Amount	0.00
Total Fee Amount	966.84
Total Offset Amount	0.00
Net Fee	966.84
Narrative - Max Aggregate Offering Price	$ 7,001,000
Final Prospectus	true